INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2020
Investment property [abstract]
Disclosure of detailed information about investment property
The following table presents the carrying amount for Brookfield Infrastructure’s investment properties:

US$ MILLIONS	2020	2019
Balance at beginning of the year	$416	$190
Acquisitions through business combinations(1)	—	211
Additions, net of disposals	3	2
Non-cash additions	—	5
Fair value adjustments	68	—
Foreign currency translation	31	8
Balance at end of the year	$518	$416

(1)See Note 6, Acquisition of Businesses, for additional information.
The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s investment property. Our partnership has classified all assets below under level 3 of the fair value hierarchy:

Segment	Valuation technique	Significant unobservable inputs	Range of inputs
Transport	Direct Income Capitalization	Capitalization Rate	6% to 14%
Data	Direct Income Capitalization	Capitalization Rate	6% to 8%